Receivables - Aging analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Line Items]
Current trade receivables	€ 3,832	€ 3,559
Current [member]
Receivables [Line Items]
Current trade receivables	3,280	3,075
Not later than one month [member]
Receivables [Line Items]
Current trade receivables	169	160
Later than one month and not later than six months [member]
Receivables [Line Items]
Current trade receivables	282	245
Later than six months [member]
Receivables [Line Items]
Current trade receivables	€ 101	€ 79